Barclays PLC (the Parent company)	12 Months Ended
Dec. 31, 2018
Principal Subsidiaries
Barclays PLC parent company balance sheet

43 Barclays PLC (the Parent company)

Total income

Dividends received from subsidiaries

Dividends received from subsidiaries of £15,360m (2017: £674m, 2016: £621m) primarily includes a dividend in specie, relating to the holding in Barclays Bank UK PLC, as well as ordinary dividends from subsidiaries.

Other income

Other income of £923m (2017: £690m, 2016: £334m) includes £752m (2017: £639m, 2016: £457m) of income received from gross coupon payments on Barclays Bank PLC and Barclays Bank UK PLC issued AT1 securities.

Non-current assets and liabilities

Investment in subsidiaries

The investment in subsidiaries of £57,374m (2017: £39,354m) predominantly relates to investments made into Barclays Bank PLC and Barclays Bank UK PLC. This further includes investments in AT1 securities of £9,666m (2017: £8,986m). The increase of £18,020m during the year was predominantly driven by the £14,025m holding in Barclays Bank UK PLC, capital contributions into Barclays Bank PLC totaling £3,046m and a net increase in AT1 securities of £680m.

Subordinated liabilities and debt securities in issue

During the period, Barclays PLC issued $7,000m of Fixed and Floating Rate Senior Notes, €1,805m Fixed Rate Senior Notes, £1,500m Fixed Rate Senior Notes, ¥147,600m Fixed Rate Bonds, AUD 600m Fixed and Floating Rate Senior Debt and CHF175m Fixed Rate Senior Debt within the debt securities in issue balance of £32,373m (2017: £22,110m). Barclays PLC did not issue any subordinated liabilities in the period.

Financial assets at fair value through the income statement

The financial assets at fair value through the income statement relate to loans made to subsidiaries of the Barclays Group. These include a feature that allows for the loan to be written down in whole or in part by the borrower only in the event that the liabilities of the subsidiary would otherwise exceed its assets. Following the implementation of IFRS 9 on 1 January 2018, loans that were treated as available for sale assets were reclassified as financial assets held at fair value through the income statement.

Derivative financial instruments

The derivative financial instrument of £168m (2017: £161m) held by the Parent company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.

Management of internal investments, loans and advances

Barclays PLC retains the discretion to manage the nature of its internal investments in its subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Barclays Group subsidiaries such as the Group Service Company and the US Intermediate Holding Company (IHC). In June 2018 the Bank of England published its updated statement of policy on “The Bank of England’s approach to setting a minimum requirement for own funds and eligible liabilities (MREL)”. Accordingly, during the course of December 2018, Barclays restructured certain investments in subsidiaries, including subordinating internal MREL instruments beneath operating liabilities, to the extent required to achieve compliance with internal MREL requirements which are in effect from 1 January 2019.

Total equity

Called up share capital and share premium of Barclays PLC was £4,311m (2017: £22,045m). Other equity instruments of £9,633m (2017: £8,943m) comprises AT1 securities. For further details please refer to Note 29.

Share premium

On 11 September 2018, the High Court of Justice in England and Wales confirmed the cancellation of the share premium account of Barclays PLC, with the balance of £17,873m credited to retained earnings.

Other reserves

As a result of the adoption of IFRS 9 on 1 January 2018, the available for sale reserve of £86m has been transferred to retained earnings.

Retained earnings

Following the capital reorganisation and receipt of a dividend in specie from Barclays Bank PLC representing its holding in Barclays Bank UK PLC, retained earnings have increased from £7,737m to £39,842m in the period.